Related Party Transactions and Balances (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Aggregated principal amount	$ 9,465,835	$ 9,450,972
Short term bank loans, Total	7,988,915	7,983,640
Tianshan Rural Commercial Bank [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	8,009,553	7,996,976
Short term bank loans, Total	$ 6,532,633	$ 6,529,644
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	$ 1,456,282	$ 1,453,996
Short term bank loans, Total	$ 1,456,282	$ 1,453,996
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company	General manager of the Company and a non-controlling shareholder of the Company